Property and Equipment (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
Property And Equipment Details Narrative
Depreciation Expense		$ 3,970	$ 2,784	$ 2,782	$ 3,588
Depreciated equipment and furniture fully retired	$ 512,212